Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule of trade and other payables

	As at December 31	As at December 31
(in millions of U.S. dollars)	2022	2021
TRADE AND OTHER PAYABLES
Trade payables	61.8	52.0
Interest payable	14.1	14.9
Accruals	65.2	57.4
Current portion of reclamation and closure cost obligations (Note 14)	1.7	5.6
Current portion of gold stream obligation (Note 11)	28.1	30.3
Current portion of New Afton free cash flow interest obligation (Note 11)	—	12.7
Total trade and other payables	170.9	172.9